Stock Options, Awards and Warrants - Schedule of Stock Option and Common Stock Award Activities (Details) - BigToken Inc [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Number of Shares, Outstanding, Beginning	1,013,280	348,105	218,384
Number of Shares, Granted	137,286	694,126	288,618
Number of Shares, Exercised
Number of Shares, Forfeited	(31,454)	(28,951)	(158,897)
Number of Shares, Outstanding, Ending balance	1,119,112	1,013,280	348,105
Number of Shares, Vested and exercisable	462,977	229,162	145,526
Number of Shares, Unvested and non-exercisable	656,135	784,118	202,579
Weighted Average Strike Price/Share, Outstanding, Beginning balance	$ 4.6	$ 5.94	$ 6.76
Weighted Average Strike Price/Share, Granted	2.6	4.01	4.47
Weighted Average Strike Price/Share, Exercised
Weighted Average Strike Price/Share, Forfeited	6.31	6.6	4.41
Weighted Average Strike Price/Share, Outstanding, Ending balance	4.31	4.6	5.94
Weighted Average Strike Price/Share, Vested and exercisable	5.04	6.32	6.73
Weighted Average Strike Price/Share, Unvested and non-exercisable	$ 3.79	$ 4.1	$ 5.37
Weighted Average Remaining Contractual Term (Years), Outstanding Beginning	2 years 7 months 17 days	2 years 4 months 20 days	2 years 8 months 16 days
Weighted Average Remaining Contractual Term (Years), Granted	5 years 18 days	3 years 4 months 17 days	1 year 6 months 3 days
Weighted Average Remaining Contractual Term (Years), Outstanding Ending	2 years 2 months 8 days	2 years 7 months 17 days	2 years 4 months 20 days
Weighted Average Remaining Contractual Term (Years), Vested and exercisable	1 year 9 months	1 year 8 months 5 days	2 years 1 month 13 days
Weighted Average Remaining Contractual Term (Years), Unvested and non-exercisable	2 years 9 months 22 days	2 years 11 months 23 days	2 years 6 months 29 days
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Vested and exercisable
Aggregate Intrinsic Value, Unvested and non-exercisable
Weighted Average Grant Date Fair Value, Granted	$ 2.6	$ 1.14	$ 2.64
Weighted Average Grant Date Fair Value, Forfeited	4.6	2.79	0.56
Weighted Average Grant Date Fair Value, Vested and exercisable	3.33	3.96	4.05
Weighted Average Grant Date Fair Value, Unvested and non-exercisable	$ 2.78	$ 2.79	$ 3.22